Impairment (Tables)	6 Months Ended
Jun. 30, 2020
Impairments
Schedule of Impairment

	Half-year to	Half-year to	Half-year to
	30 June	30 June	31 Dec
	2020	2019	2019
	£m	£m	£m

Impact of transfers between stages	1,263	379	225
Other changes in credit quality	2,111	223	575
Additions (repayments)	211	(64)	(52)
Methodology, model and assumption changes	44	43	(29)
Other items	200	(2)	(2)
	2,566	200	492
Total impairment charge	3,829	579	717

In respect of:
Loans and advances to banks	21	1	(1)
Loans and advances to customers	3,464	598	709
Debt securities	1	—	—
Financial assets at amortised cost	3,486	599	708
Other assets	13	—	5
Impairment charge on drawn balances	3,499	599	713
Loan commitments and financial guarantees	324	(19)	4
Financial assets at fair value through other comprehensive income	6	(1)	—
Total impairment charge	3,829	579	717